1775 I Street, N.W. Washington, DC 20006-2401
+1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com

JANE A. KANTER

jane.kanter@dechert.com
+1 202 261 3302 Direct
+1 202 261 3002 Fax

December 14, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Grail Advisors’ Alpha ETF Trust

Ladies and Gentlemen:

Enclosed for filing on behalf of Grail Advisors’ Alpha ETF Trust (“Trust”), a newly organized open-end management investment company, is one copy of the Trust’s initial registration statement under the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”) on Form N-1A (“Registration Statement”), in electronic format. The Trust has also separately filed a Notification of Registration under the 1940 Act on Form N-8A.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3302 or Daphne D. Chisolm at 704.339.3153.

Sincerely,

/s/ Jane A. Kanter

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